Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 18,294	$ 16,735
Additions based on tax positions related to the current year	12,212	4,218
Additions for tax positions of prior years	9,933	5,162
Decrease for tax position of prior years		(6,796)
Reductions due to lapse of statute of limitations		(288)
Decrease from currency translation	3,594	(737)
Ending balance	$ 44,033	$ 18,294